Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Debt Instrument [Line Items]
June 30, 2023	$ 29,805
June 30, 2024	22,998
June 30, 2025	22,997
June 30, 2026	30,214
June 30, 2027	37,765
June 30, 2028 and thereafter	135,764
Total bareboat lease minimum payments	279,543
Unamortized lease issuance costs	(3,558)
Total bareboat lease minimum payments, net	275,985
Lease financing short term	29,805
Lease financing long term, net of unamortized lease issuance costs	$ 246,180